Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Information
Segment Information

14.       Segment Information

The Company is organized around two separately managed business units: outsourced facility-based physician services and medical transportation services, which have been identified as operating segments. The facility-based physician services reportable segment provides physician services to hospitals primarily for emergency departments (“ED”) and urgent care centers, as well as for hospitalist/inpatient, radiology, tele-radiology, anesthesiology and surgery services. The medical transportation services reportable segment focuses on providing a full range of medical transportation services from basic patient transit to the most advanced emergency care and pre-hospital assistance. The Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) as he assesses the performance of the business units and decides how to allocate resources to the business units.

Net (loss) income before equity in earnings of unconsolidated subsidiary, income tax benefit (expense), interest and other income (expense), loss on early debt extinguishment, realized gain (loss) on investments, interest expense, equity-based compensation, related party management fees, restructuring charges, and depreciation and amortization expense (“Adjusted EBITDA”) is the measure of profit and loss that the CODM uses to assess performance, measure liquidity and make decisions. The Company modified the definition of Adjusted EBITDA following the Merger. The accounting policies for reported segments are the same as for the Company as a whole.

The following tables present the Company’s operating segment results for the three and nine months ended September 30, 2013 and 2012:

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Facility-Based Physician Services
Net revenue	$605,105	$485,936	$1,729,158	$1,403,792
Segment Adjusted EBITDA	82,032	68,750	218,767	189,231
Medical Transportation Services
Net revenue	350,783	334,875	1,014,309	1,024,411
Segment Adjusted EBITDA	39,623	34,690	109,843	102,105
Total
Total net revenue	955,888	820,811	2,743,467	2,428,203
Total Segment Adjusted EBITDA — Corporation	121,655	103,440	328,610	291,336
Other operating income (expenses) — Holding	15	—	(73)	—
Total Segment Adjusted EBITDA — Holding	121,670	103,440	328,537	291,336
Reconciliation of Adjusted EBITDA to Net Income
Segment Adjusted EBITDA — Corporation	$121,655	$103,440	$328,610	$291,336
Depreciation and amortization expense	(35,175)	(30,592)	(104,552)	(91,844)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Equity-based compensation expense	(1,062)	(1,062)	(3,186)	(3,186)
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Interest expense	(39,131)	(41,322)	(117,959)	(126,288)
Realized gain on investments	158	5	276	366
Interest and other (expense) income	(52)	937	(13,022)	1,340
Loss on early debt extinguishment	—	(1,561)	(122)	(6,733)
Income tax expense	(9,816)	(11,448)	(27,782)	(21,952)
Equity in earnings of unconsolidated subsidiary	68	90	230	304
Net income — Corporation	$14,717	$15,209	$34,396	$28,842
Adjustments for Holding:
Other operating income (expenses)	15	—	(73)	—
Loss on early debt extinguishment	(29,519)	—	(29,519)	—
Interest expense	(7,641)	—	(30,567)	—
Income tax benefit	14,765	—	23,850	—
Net (loss) income — Holding	$(7,663)	$15,209	$(1,913)	$28,842

A reconciliation of Segment Adjusted EBITDA to cash flows provided by operating activities is as follows:

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Segment Adjusted EBITDA — Corporation	$121,655	$103,440	$328,610	$291,336
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Interest expense (less deferred loan fee amortization)	(35,303)	(37,328)	(106,644)	(113,923)
Payment of dissenting shareholder settlement	—	—	(13,717)	—
Change in accounts receivable	(69,716)	(25,547)	(126,237)	(68,376)
Change in other operating assets/liabilities	65,738	36,606	51,038	51,474
Excess tax benefits from equity-based compensation	—	—	(3,168)	—
Interest and other income (expense)	(52)	937	(13,022)	1,340
Income tax benefit (expense), net of change in deferred taxes	(9,729)	31,491	(25,538)	21,194
Other	89	(205)	775	703
Cash flows provided by operating activities - Corporation	$50,754	$106,116	$64,000	$169,247
Adjustments for Holding:
Other operating income (expenses)	15	—	(73)	—
Interest expense (less deferred loan fee amortization)	(6,936)	—	(27,749)	—
Change in accounts receivable	(1,827)	—	(269)	—
Change in other operating assets/liabilities	(25,050)	—	(36,209)	—
Income tax benefit, net of change in deferred taxes	14,766	—	25,925	—
Cash flows provided by operating activities — Holding	$31,722	$106,116	$25,625	$169,247

17. Segment Information